Stock Based Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding at the beginning of the year, Shares	94,341
Options granted, Shares	0
Options exercised, Shares	0	0	0
Forfeitures, Shares	(81,734)
Options outstanding at the end of the year, Shares	12,607	94,341
Options exercisable at the end of the year, Shares	12,607
Options outstanding at the beginning of the year, Weighted Average Exercise Price	$ 5.24
Options granted, Weighted Average Exercise Price	$ 0
Options exercised, Weighted Average Exercise Price	$ 0
Forfeitures, Weighted Average Exercise Price	$ 5.24
Options outstanding at the end of the year, Weighted Average Exercise Price	$ 5.24	$ 5.24
Options exercisable at the end of the year, Weighted Average Exercise Price	$ 5.24
Options outstanding at the beginning of the year, Aggregate Intrinsic value	$ 0
Options outstanding at the end of the year, Aggregate Intrinsic value	0	0
Options exercisable at the end of the year, Aggregate Intrinsic value	$ 0